Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Jun. 30, 2021
Condensed Financial Information Disclosure [Abstract]
Schedule of condensed balance sheets
	As of June 30,
	2020	2021
ASSETS
Cash	$1,139,229	$4,260
Advance to suppliers	30,000	-
Prepaid expenses and other current assets	220,031	679,266
TOTAL CURRENT ASSETS	1,389,260	683,526
Investments in subsidiaries, consolidated VIE and VIE’s subsidiaries	11,530,462	18,869,579
TOTAL ASSETS	12,919,722	19,553,105

LIABILITIES AND SHAREHOLDERS’ EQUITY
Due to a related party	$-	$225,000
TOTAL CURRENT LIABILITIES	$-	$225,000
TOTAL LIABILITIES	-	225,000

SHAREHOLDERS’ EQUITY
Ordinary shares (par value $0.001 per share; 44,000,000 Class A ordinary shares authorized as of June 30, 2020 and 2021; 11,021,834 and 12,086,923 Class A ordinary shares issued and outstanding as of June 30, 2020 and 2021 respectively; 6,000,000 Class B ordinary shares authorized, 5,763,077 Class B ordinary shares issued and outstanding as of June 30 2020 and 2021 respectively.) *	16,785	17,850
Subscription receivable	(15,441)	(15,441)
Additional paid-in capital	5,813,745	6,643,118
Retained earnings	7,472,214	11,739,756
Accumulated other comprehensive (loss) income	(367,581)	942,822
TOTAL SHAREHOLDERS’ EQUITY	12,919,722	19,328,105
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$12,919,722	$19,553,105

*	Certain shares are presented on a retroactive basis to reflect the reorganization (see Note 13).

Schedule of condensed statements of income and comprehensive income
	For the years ended June 30,
	2019	2020	2021

General and administrative expenses	$-	$318,634	$330,734
Loss from operation	-	318,634	330,734
Other income:
Share of income of subsidiaries, consolidated VIE and VIE’s subsidiaries	3,584,514	2,754,455	4,598,276

Income before income tax expense	3,584,514	2,435,821	4,267,542
Income tax expense	-	-	-
Net income	$3,584,514	$2,435,821	$4,267,542
Other Comprehensive loss
Foreign currency translation (loss) income	(152,343)	(226,235)	1,335,757
Total comprehensive income	$3,432,171	$2,209,586	$5,603,299

Schedule of condensed statements of changes in shareholders' equity
	Ordinary shares		Subscription	Additional paid-in	Retained	Accumulated other comprehensive	Total Shareholders’
	Shares*	Amount	receivable	capital	earnings	(loss) income	Equity

Balance as of July 1, 2018	13,425,911	$13,426	$(13,426)	$2,142,518	$1,451,879	$10,997	$3,605,394
Net income	-	-	-	-	3,584,514	-	3,584,514
Foreign currency translation adjustment	-	-	-	-	-	(152,343)	(152,343)
Balance as of June 30, 2019	13,425,911	$13,426	$(13,426)	$2,142,518	$5,036,393	$(141,346)	$7,037,565
Issuance of additional shares	3,359,000	3,359	(2,015)	3,671,227	-	-	3,672,571
Net income	-	-	-	-	2,435,821	-	2,435,821
Foreign currency translation adjustment	-	-	-	-		(226,235)	(226,235)
Balance as of June 30, 2020	16,784,911	$16,785	$(15,441)	$5,813,745	$7,472,214	$(367,581)	$12,919,722
Acquisition of Non-controlling interests	1,065,089	1,065		829,373	-	(25,354)	805,084
Net income for the period	-	-	-	-	4,267,542	-	4,267,542
Foreign currency translation adjustment	-	-	-	-	-	1,335,757	1,335,757
Balance as of June 30, 2021	17,850,000	$17,850	$(15,441)	$6,643,118	$11,739,756	$942,822	$19,328,105

*	Certain shares are presented on a retroactive basis to reflect the reorganization (see Note 13).

Schedule of condensed statements of cash flows
	For the years ended June 30,
	2019	2020	2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash used in operating activities	$-	$(348,870)	$(75,805)

CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in a subsidiary	-	-	(600,000)
Net cash used in investing activities	-	-	(600,000)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of shares	-	1,707,893	-
Payment for deferred offering costs	-	(220,031)	(459,164)
Net cash provided by (used in) financing activities	-	1,487,862	(459,164)

Effect of exchange rate changes	-	237	-

Net increase (decrease) in cash	-	1,139,229	(1,134,969)
Cash at beginning of period	-	-	1,139,229
Cash at end of period	$-	$1,139,229	$4,260